UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22926

Innovator ETFs Trust II
(Exact name of registrant as specified in charter)

120 N. Hale Street, Suite 200
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

Chapman and Cutler LLP
111 West Monroe Street
Chicago, IL 60603
(Name and address of agent for service)

800-208-5212
Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2019

Date of reporting period:  July 31, 2019

Item 1. Schedule of Investments.

Innovator S&P Investment Grade Preferred ETF
Schedule of Investments
July 31, 2019 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 99.84%
Banks - 24.57%
Bank of America Corp., Series 02, 3.171% to 08/28/2019 then US0003M + 0.650% (a)	1,781	$35,549
Bank of America Corp., Series 4, 4.000% to 08/28/2019 then US0003M + 0.750% (a)	1,573	35,707
Bank of America Corp., Series 5, 4.000% to 08/21/2019 then US0003M + 0.500% (a)	1,612	35,174
Bank of America Corp., Series CC, 6.200% (a)	1,326	34,967
Bank of America Corp., Series E, 4.000% to 08/15/2019 then US0003M + 0.350% (a)(b)	1,547	35,024
Bank of America Corp., Series EE, 6.000% (a)	1,313	34,978
Bank of America Corp., Series GG, 6.000% (a)	1,287	34,620
Bank of America Corp., Series HH, 5.875% (a)	1,326	35,656
Bank of America Corp., Series KK, 5.375% (a)	1,378	35,332
Bank of America Corp., Series W, 6.625% (a)	1,365	34,562
Bank of America Corp., Series Y, 6.500% (a)	1,365	35,422
BB&T Corp., 5.625% (a)	2,951	78,585
BB&T Corp., 5.850% (a)	3,016	76,456
BB&T Corp., Series E, 5.625% (a)	3,016	76,637
BB&T Corp., Series F, 5.200% (a)	3,055	77,230
BB&T Corp., Series G, 5.200% (a)	3,042	76,902
HSBC Holdings PLC, Series A, 6.200% (a)	14,534	381,954
JPMorgan Chase & Co., Series AA, 6.100% (a)	2,093	55,339
JPMorgan Chase & Co., Series BB, 6.150% (a)	2,093	55,778
JPMorgan Chase & Co., Series DD, 5.750% (a)	2,028	56,196
JPMorgan Chase & Co., Series EE, 6.000% (a)	2,002	55,676
JPMorgan Chase & Co., Series P, 5.450% (a)	2,119	55,369
JPMorgan Chase & Co., Series W, 6.300% (a)	2,145	54,612
JPMorgan Chase & Co., Series Y, 6.125% (a)	2,119	55,221
Northern Trust Corp., Series C, 5.850% (a)	15,119	382,812
State Street Corp., Series C, 5.250% (a)	3,796	96,001
State Street Corp., Series D, 5.900% to 03/15/2024 then US0003M + 3.108% (a)	3,627	97,385
State Street Corp., Series E, 6.000% (a)	3,783	96,542
State Street Corp., Series G, 5.350% to 03/15/2026 then US0003M + 3.709% (a)	3,562	95,640
The Bank of New York Mellon Corp., 5.200% (a)	15,184	386,584
The PNC Financial Services Group, Inc., Series P, 6.125% to 05/01/2022 then US0003M + 4.067% (a)	7,046	189,678
The PNC Financial Services Group, Inc., Series Q, 5.375% (a)	7,579	193,416
US Bancorp., 5.150% (a)	3,796	96,267
US Bancorp., Series B, 3.500% to 10/15/2019 then US0003M + 0.600% (a)	4,771	97,901
US Bancorp., Series F, 6.500% to 01/15/2022 then US0003M + 4.468% (a)	3,536	95,543
US Bancorp., Series K, 5.500% (a)	3,679	96,794
Wells Fargo & Co., 5.200% (a)	1,274	32,602
Wells Fargo & Co., Series L, 7.500% (a)	26	36,155
Wells Fargo & Co., Series O, 5.125% (a)	1,274	32,512
Wells Fargo & Co., Series P, 5.250% (a)	1,261	32,282
Wells Fargo & Co., Series Q, 5.850% to 09/15/2023 then US0003M + 3.090% (a)	1,222	31,992
Wells Fargo & Co., Series R, 6.625% to 03/15/2024 then US0003M + 3.690% (a)	1,118	31,997
Wells Fargo & Co., Series T, 6.000% (a)	1,248	31,961
Wells Fargo & Co., Series V, 6.000% (a)	1,222	31,870
Wells Fargo & Co., Series W, 5.700% (a)	1,235	32,579
Wells Fargo & Co., Series X, 5.500% (a)	1,248	32,086
Wells Fargo & Co., Series Y, 5.625% (a)	1,235	32,505
		3,826,050
Capital Markets - 12.54%
Apollo Global Management LLC, Series A, 6.375% (a)	7,449	194,568
Apollo Global Management LLC, Series B, 6.375% (a)	7,371	197,911
AllianzGI Convertible & Income Fund II, 5.500% (a)	15,171	388,074
KKR & Co., Inc., Series A, 6.750% (a)	7,111	190,148

KKR & Co., Inc., Series B, 6.500% (a)	7,176	193,106
Oaktree Capital Group LLC, Series A, 6.625% (a)	7,371	197,690
Oaktree Capital Group LLC, Series B, 6.550% (a)	7,345	196,919
The Carlyle Group LP, Series A, 5.875% (a)	15,743	394,363
		1,952,779

Diversified Financial Services - 4.97%
Allied Capital Corp., 6.875%, 04/15/2047	7,306	192,148
Ares Management Corp., Series A, 7.000% (a)	7,059	188,475
The Charles Schwab Corp., Series C, 6.000% (a)(b)	14,573	394,054
		774,677
Electric - 9.94%
Alabama Power Co., Series A, 5.000% (a)	14,833	386,993
Duke Energy Corp., 5.125%, 01/15/2073	7,566	191,798
Duke Energy Corp., Series A, 5.750% (a)	7,241	200,214
NextEra Energy Capital Holdings Inc., 5.000%, 01/15/2073	7,644	193,164
NextEra Energy Capital Holdings Inc., Series I, 5.125%, 11/15/2072	7,605	193,319
PPL Capital Funding, Inc., Series B, 5.900%, 04/30/2073	15,028	383,214
		1,548,702
Hand & Machine Tools - 2.49%
Stanley Black & Decker, Inc., 5.750%, 07/25/2052 (b)	14,963	387,542

Insurance - 32.62%
Aegon NV, 6.375% (a)	7,397	192,692
Aegon NV, Series 1, 4.000% to 09/16/2019 then US0003M + 0.875% (a)	8,567	206,550
American International Group Inc., Series A, 5.850% (a)	14,664	399,007
Arch Capital Group Ltd., Series E, 5.250% (a)	7,943	195,557
Arch Capital Group Ltd., Series F, 5.450% (a)	7,657	197,168
Aspen Insurance Holdings Ltd., 5.625% (a)	7,566	190,890
Aspen Insurance Holdings Ltd., 5.950% to 07/01/2023 then US0003M + 4.060% (a)	7,254	197,889
Athene Holding Ltd., Series A, 6.350% to 06/30/2029 then 3-Month USD Libor + 4.253% (a)	14,495	396,003
Axis Capital Holdings Ltd., Series D, 5.500% (a)	7,735	195,386
Axis Capital Holdings Ltd., Series E, 5.500% (a)	7,657	193,875
MetLife Inc., Series A, 4.000% to 09/16/2019 then US0003M + 1.000% (a)	8,073	195,609
MetLife Inc., Series E, 5.625% (a)	7,332	196,864
PartnerRe Ltd., Series H, 7.250% (a)	7,176	194,900
PartnerRe Ltd., Series I, 5.875% (a)	7,423	193,518
Prudential Financial, Inc., 5.700%, 03/15/2053	7,501	191,576
Prudential Financial, Inc., 5.750%, 12/15/2052	7,449	191,961
Prudential PLC, 6.500% (a)	7,137	192,842
Prudential PLC, 6.750% (a)	7,176	194,685
RenaissanceRe Holdings Ltd., Series E, 5.375% (a)	7,605	192,711
RenaissanceRe Holdings Ltd., Series F, 5.750% (a)	7,410	192,512
The Allstate Corp., 5.100% to 01/15/2023 then US0003M + 3.165%, 01/15/2053	14,781	392,583
The Hartford Financial Services Group, Inc., 7.875% to 04/15/2022 then US0003M + 5.596%, 04/15/2042	6,760	193,539
The Hartford Financial Services Group, Inc., Series G, 6.000% (a)(b)	7,085	192,499
		5,080,816
Real Estate Investment Trusts - 12.71%
Federal Realty Investment Trust, Series C, 5.000% (a)(b)	15,444	391,505
Kimco Realty Corp., Series I, 6.000% (a)	3,809	97,130
Kimco Realty Corp., Series J, 5.500% (a)(b)	3,835	98,291
Kimco Realty Corp., Series L, 5.125% (a)	3,926	98,111
Kimco Realty Corp., Series M, 5.250% (a)	3,900	97,617
National Retail Properties Inc., Series E, 5.700% (a)	7,631	193,140
National Retail Properties Inc., Series F, 5.200% (a)	7,683	193,611
PS Business Parks, Inc., Series U, 5.750% (a)	3,718	96,259
PS Business Parks, Inc., Series W, 5.200% (a)	3,835	96,450
PS Business Parks, Inc., Series X, 5.250% (a)	3,822	98,531

PS Business Parks, Inc., Series Y, 5.200% (a)	3,848	98,086
Public Storage, Series A, 5.875% (a)	1,352	35,801
Public Storage, Series B, 5.400% (a)	1,352	35,747
Public Storage, Series C, 5.125% (a)	1,378	35,883
Public Storage, Series D, 4.950% (a)	1,404	35,549
Public Storage, Series E, 4.900% (a)	1,391	35,081
Public Storage, Series F, 5.150% (a)	1,365	35,354
Public Storage, Series G, 5.050% (a)	1,378	35,387
Public Storage, Series H, 5.600% (a)	1,326	36,134
Public Storage, Series U, 5.625% (a)	1,365	34,835
Public Storage, Series V, 5.375% (a)	1,378	34,877
Public Storage, Series W, 5.200% (a)	1,378	34,657
Wells Fargo Real Estate Investment Corp., Series A, 6.375% (a)	1,235	31,443
		1,979,479
TOTAL PREFERRED STOCKS (Cost $15,239,836)		15,550,045

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.40%
Mount Vernon Liquid Assets Portfolio, LLC, 2.45% (c)	218,350	218,350
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $218,350)		218,350

SHORT TERM INVESTMENTS - 0.50%
Money Market Funds - 0.50%
First American Government Obligations Fund - Class X, 2.24% (c)	77,777	77,777
TOTAL SHORT TERM INVESTMENTS (Cost $77,777)		77,777

Total Investments (Cost $15,535,963) - 101.74%		15,846,172
Liabilities in Excess of Other Assets - (1.74)%		(270,993)
TOTAL NET ASSETS - 100.00%		$15,575,179

Asset Type	% of Net Assets
Preferred Stocks	99.84%
Investments Purchased with Proceeds From Securities Lending	1.40
Short Term Investments	0.50
Total Investments	101.74
Liabilities in Excess of Other Assets	(1.74)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

USD -	United States Dollar
Libor -	London Interbank Offered Rate

(a)	Security is perpetual in nature with no stated maturity date.
(b)	All or a portion of this security is on loan as of July 31, 2019. The total value of securities on loan is $211,987, or 1.36% of net assets.
(c)	Represents annualized seven-day yield as of the end of the reporting period.

Notes to Schedule of Investments
July 31, 2019 (Unaudited)

1)  Organization

The Innovator ETFs Trust II (the “Trust”) was organized as a Massachusetts business trust on December 17, 2013, and is authorized to issue an unlimited number of shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Effective April 1, 2018, the Trust changed from Elkhorn ETF Trust to Innovator ETFs Trust II. As a result, the Elkhorn S&P High Quality Preferred ETF Fund’s name was changed to the Innovator S&P High Quality Preferred ETF (the “Fund”), the Fund’s ticker symbol remained the same (EPRF). The Fund is classified as a non-diversified series of the Trust. The Fund commenced operations on May 23, 2016. Effective July 16, 2018, the Fund’s name was changed from Innovator S&P High Quality Preferred ETF to Innovator S&P Investment Grade Preferred ETF. The Fund lists and principally trades its shares on Cboe BZX Exchange, Inc. (“Cboe BZX” or the “Exchange”). The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield of the S&P U.S. High Quality Preferred Stock Index.

On March 21, 2019, the Board of Trustees approved a change in the Fund’s fiscal year end from March 31 to October 31, effective April 1, 2019.

2)  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation:

Portfolio securities generally shall be valued utilizing prices provided by independent pricing services. The Trust’s Pricing Committee (“Pricing Committee”) is responsible for establishing valuation of portfolio securities and other instruments held by the Fund in accordance with the Trust’s valuation procedures.

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are generally valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Government and retail money-market funds, which are not eligible for vendor pricing, are valued at amortized cost, which approximates fair value. Fixed income securities, swaps, currency-, credit- and commodity-linked notes, and other similar instruments will be valued using a pricing service. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by the pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. Restricted securities (with the exception of Rule 144A Securities for which market quotations are available) will normally be valued at fair value as determined by the Pricing Committee.

If no quotation can be obtained from a pricing service, then the Pricing Committee will then attempt to obtain one or more broker quotes for the security. If no quotation is available from either a pricing service or one or more brokers or if the Pricing Committee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Fund for which reliable market quotations are not readily available will be determined by the Pricing Committee in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

Fair valuation measurement:

FASB established a framework for measuring fair value in accordance with U.S. GAAP. Under Accounting Standards Codification, Fair Value Measurement (“ASC 820”), various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2019:

	Level 1	Level 2	Level 3	Total
Assets
Preferred Stocks	$15,550,045	$-	$-	$15,550,045
Investments Purchased with Proceeds From Securities Lending	-	218,350	-	218,350
Short Term Investments	77,777	-	-	77,777
Total Assets	$15,627,822	$218,350	$-	$15,846,172

See the Schedules of Investments for the investments detailed by industry classification.

There were no Level 3 investments held by the Fund during the reporting period.

3)  Securities Lending

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The Trust has entered into a Securities Lending Agreement (“SLA”) with U.S. Bank National Association (the “Agent”). Under the terms of the SLA, the Fund may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and letters of credit. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC (“Mount Vernon”), as noted in the Fund’s Schedule of Investments. Mount Vernon seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and to maintain a stable NAV of $1.00. The market value of the loaned securities is determined daily at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund continues to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Fund pays various fees in connection with the investment of cash collateral. The Fund pays the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. Cash and cash equivalent collateral on securities lending transactions are on an overnight and continuous basis.

As of July 31, 2019, the values of the securities on loan and cash collateral received were as follows:

Value of Securities on Loan	Cash Collateral Received
$211,987	$218,350

Item 2. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Innovator ETFs Trust II

By (Signature and Title)  /s/ Bruce Bond
 Bruce Bond, Principal Executive Officer

Date        9/25/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Bruce Bond
 Bruce Bond, Principal Executive Officer

Date        9/25/2019

By (Signature and Title)* /s/ John Southard
  John Southard, Principal Financial Officer

Date        9/25/2019

* Print the name and title of each signing officer under his or her signature.